PRIVATE PLACEMENT (Details) - USD ($)		11 Months Ended
	Jul. 12, 2021	Dec. 31, 2021	Dec. 31, 2022
PRIVATE PLACEMENT
Aggregate purchase price		$ 14,500,000
Private Placement
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	1,450,000		1,450,000
Price of warrants	$ 10.00		$ 10.00
Aggregate purchase price	$ 14,500,000